Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	€ 13,578	€ 11,142	€ 6,681	€ 7,041
Short-term investment	1,000	1,000
Total cash and cash equivalents, and short term investments	€ 14,578	€ 12,142